Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales of shares in international distribution partner	15,000
Useful life measured as period of time, intangible assets other than goodwill	3 years
Favorable supply contracts [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Solar projects [member]
IfrsStatementLineItems [Line Items]
Additions other than through business combinations, intangible assets other than goodwill	$ 10
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Increase in the discount rate	5.00%
Compound annual growth rate	50.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Increase in the discount rate	18.20%
Compound annual growth rate	71.00%
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
[custom:GoodwillMeasurementInputDiscountRate-0]	13.70%	12.00%	12.00%
[custom:GoodwillMeasurementInputAnnualGrowthRateAfterFiveYears]	283.00%
Additions other than through business combinations, intangible assets other than goodwill	$ 4,000